Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 117,839	$ 127,488
Investment securities	111,389	82,359
Total assets	1,136,466	1,086,161
Deposits – Business and government	464,619	461,851
Derivative financial instruments	42,247	40,222
Total liabilities	1,065,963	1,015,969
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	3,097	2,576
Trading assets	1	3
Total assets	1	3
Derivative financial instruments		1
Total liabilities		1
Bank's maximum exposure to loss	3,098	2,579
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	3,106	3,114
Trading assets	2
Investment securities	1,192	1,124
Loans	820	1,070
Total assets	2,014	2,194
Bank's maximum exposure to loss	2,014	2,194
Capital funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	833	833
Investment securities	10	10
Loans	59	44
Total assets	69	54
Deposits – Business and government	833	779
Total liabilities	833	779
Bank's maximum exposure to loss	69	54
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	7,036	6,523
Trading assets	3	3
Investment securities	1,202	1,134
Loans	879	1,114
Total assets	2,084	2,251
Deposits – Business and government	833	779
Derivative financial instruments		1
Total liabilities	833	780
Bank's maximum exposure to loss	$ 5,181	$ 4,827